PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash provided by/(used in) operating activities	¥ 4,229,272	$ 579,510	¥ 2,900,425	¥ 19,818
Net cash used in investing activities	(3,209,806)	(439,820)	(3,447,099)	(798,046)
Net cash used in financing activities	333,600	45,711		(2,276,260)
Effect of foreign exchange rate changes on cash and cash equivalents	14,976	2,052	7,398	77,133
Net (decrease)/ increase in cash and cash equivalents	1,368,042	187,453	(539,276)	(2,977,355)
Cash and cash equivalents and restricted cash at beginning of years	3,038,643	416,367	3,577,919	6,555,274
Cash and cash equivalents and restricted cash at end of years	4,406,685	603,820	3,038,643	3,577,919
Parent Company | Reportable Legal Entities
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash provided by/(used in) operating activities	1,259,823	172,626	(184,240)	(587,039)
Net cash used in investing activities	(654,185)	(89,639)
Net cash used in financing activities				(2,276,260)
Effect of foreign exchange rate changes on cash and cash equivalents	3,098	424
Net (decrease)/ increase in cash and cash equivalents	608,736	83,411	(184,240)	(2,863,299)
Cash and cash equivalents and restricted cash at beginning of years	30,752	4,214	214,992	3,078,291
Cash and cash equivalents and restricted cash at end of years	¥ 639,488	$ 87,625	¥ 30,752	¥ 214,992